Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 53,038,038	$ 22,909,166	$ 23,969,950
Other comprehensive income, net of tax of nil:
Change in cumulative foreign currency translation adjustment	4,508,372	1,370,387	2,583,548
Other comprehensive income	4,508,372	1,370,387	2,583,548
Comprehensive income	57,546,410	24,279,553	26,553,498
Less: comprehensive income attributable to noncontrolling interest	1,880,168	116,371
Comprehensive income attributable to Noah Holdings Limited shareholders	$ 55,666,242	$ 24,163,182	$ 26,553,498